(1) Basis of Presentation and Summary of Significant Accounting Policies: Basis of Presentation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ 2,381,866	$ 2,591,642
Accumulated deficit	22,889,401	20,507,535
Working capital	$ 661,457